Investment Objectives and Goals - DWS Short-Term Municipal Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Short-Term Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital.